TAXATION - Deferred income taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Deferred income taxes not recognized	$ (1,985,518)	$ (1,405,289)	$ (694,982)
Deferred income tax assets	0	0	0
Canada
TAXATION
Tax losses	4,855,399	2,477,382	1,191,205
USA
TAXATION
Tax losses	2,390,768	78,452	50,427
Tax loss carry forwards
TAXATION
Deferred income tax assets	1,813,019	685,368	332,184
E&E expenditures
TAXATION
Deferred income tax liabilities	(109)
Deferred income tax assets		473,085	3,104
Share issuance costs
TAXATION
Deferred income tax assets	140,213	214,221	288,230
Marketable securities and others
TAXATION
Deferred income tax assets	$ 32,395	$ 32,615	$ 71,464